THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 36.5%
	LEISURE PRODUCTS — 0.1%
322,790	Vista Outdoor, Inc. (a)	$1,804,396

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 36.4%
22,208,024	The St. Joe Co. (a)(b)	399,300,272

TOTAL DOMESTIC EQUITY SECURITIES (COST $597,565,875)		401,104,668

	FOREIGN EQUITY SECURITIES — 1.2%

	CANADA — 1.2%

	METALS & MINING — 1.2%
6,865,767	Imperial Metals Corp. (a)(b)	13,098,279

TOTAL FOREIGN EQUITY SECURITIES (COST $64,630,493)		13,098,279

	DOMESTIC PREFERRED EQUITY SECURITIES — 19.5%

	MORTGAGE FINANCE — 19.5%
8,955,013	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(c)	107,818,357
8,784,077	Federal National Mortgage Association 7.750%, Series S (a)(c)	106,463,013

		214,281,370

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $75,287,318)		214,281,370

Principal

	DOMESTIC CORPORATE BONDS — 0.1%

	RETAIL DEPARTMENT STORES — 0.1%
$97,022,000	Sears Holdings Corp. 8.000%, 12/15/2019 (d)	1,377,712

TOTAL DOMESTIC CORPORATE BONDS (COST $97,385,904)		1,377,712

Principal		Value
	COMMERCIAL PAPER — 37.2%

	APPAREL — 0.5%
$5,000,000	VF Corp. 2.171%, 09/03/2019 (e)(f)	$4,998,667

	AUTOMOTIVE RETAIL — 3.4%
	AutoZone, Inc.
7,800,000	2.232%, 09/04/2019 (e)(f)	7,797,557
20,000,000	2.222%, 09/09/2019 (e)(f)	19,987,406
10,000,000	2.202%, 09/10/2019 (e)(f)	9,993,064

		37,778,027

	BEVERAGES — 6.4%
	Anheuser-Busch Inbev NV
9,000,000	2.436%, 09/05/2019 (e)(f)	8,996,550
20,000,000	2.254%, 09/18/2019 (e)(f)	19,975,754
25,800,000	Constellation Brands, Inc. 2.342%, 09/09/2019 (e)(f)	25,781,911
15,000,000	Molson Coors Brewing Co. 2.292%, 09/05/2019 (e)(f)	14,994,355

		69,748,570

	CHEMICALS — 4.7%
	Albemarle Corp.
5,459,000	2.304%, 09/05/2019 (e)(f)	5,456,653
17,500,000	2.153%, 09/20/2019 (e)(f)	17,473,703
	Sherwin-Williams Co.
16,000,000	2.363%, 09/10/2019 (e)(f)	15,989,489
12,350,000	2.252%, 09/11/2019 (e)(f)	12,341,149

		51,260,994

	DIVERSIFIED HOLDING COMPANIES — 1.6%
	Berkshire Hathaway Energy Co.
10,000,000	2.214%, 09/27/2019 (e)(f)	9,982,624
8,000,000	2.104%, 09/30/2019 (e)(f)	7,984,534

		17,967,158

	ENERGY DISTRIBUTION — 4.1%
	Centrica plc
15,000,000	2.343%, 09/11/2019 (e)(f)	14,987,677
23,000,000	2.343%, 09/12/2019 (e)(f)	22,982,574
5,000,000	2.365%, 09/20/2019 (e)(f)	4,993,315
2,000,000	2.366%, 10/01/2019 (e)(f)	1,995,892

		44,959,458

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019 (unaudited)

Principal		Value
	COMMERCIAL PAPER (CONTINUED) — 37.2%

	ENERGY SERVICES — 3.2%
	Duke Energy Corp.
$20,000,000	2.221%, 09/06/2019 (e)(f)	$19,991,211
15,000,000	2.253%, 09/12/2019 (e)(f)	14,987,677

		34,978,888

	FOOD PRODUCTS — 3.3%
	Mondelez International, Inc.
17,000,000	2.273%, 09/04/2019 (e)(f)	16,994,735
5,000,000	2.222%, 09/09/2019 (e)(f)	4,996,868
14,000,000	2.222%, 09/13/2019 (e)(f)	13,987,614

		35,979,217

	HOTEL, RESORTS & CRUISE LINES — 4.6%
	Marriott International, Inc.
2,000,000	2.316%, 09/17/2019 (e)(f)	1,997,714
7,000,000	2.268%, 10/15/2019 (e)(f)	6,979,240
29,000,000	2.257%, 10/16/2019 (e)(f)	28,912,124
13,000,000	Royal Caribbean Cruises Ltd. 2.508%, 09/12/2019 (e)(f)	12,989,320

		50,878,398

	OIL & NATURAL GAS EXPLORATION — 1.8%
20,000,000	Canadian Natural Resources Ltd. 2.274%, 09/25/2019 (e)(f)	19,962,834

	PACKAGED FOODS — 2.7%
2,000,000	General Mills, Inc. 2.254%, 09/09/2019 (e)(f)	1,998,741
	Tyson Foods, Inc.
13,000,000	2.283%, 09/03/2019 (e)(f)	12,996,746
15,000,000	2.241%, 09/06/2019 (e)(f)	14,993,408

		29,988,895

Principal		Value
	COMMERCIAL PAPER (CONTINUED) — 37.2%

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.9%
$10,000,000	Arrow Electronics, Inc. 2.505%, 09/27/2019 (e)(f)	$9,980,244

TOTAL COMMERCIAL PAPER (COST $408,545,365)		408,481,350

	U.S. GOVERNMENT OBLIGATIONS — 4.6%
50,000,000	U.S. Treasury Bills 2.400%, 10/24/2019 (f)	49,862,300

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $49,825,431)		49,862,300

Shares

	MONEY MARKET FUNDS — 1.0%
10,407,769	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.98% (g)	10,407,769

TOTAL MONEY MARKET FUNDS (COST $10,407,769)		10,407,769

TOTAL INVESTMENTS — 100.1% (COST $1,303,648,155)		1,098,613,448
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(866,485)

NET ASSETS — 100.0%		$1,097,746,963

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 2.
(c)	Variable rate security. Rates shown are the effective rates as of August 31, 2019.
(d)	Security in default and no interest was accrued as of August 31, 2019.
(e)	Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The value of these investments totals $408,481,350, which represents 37.21% of The Fairholme Fund’s net assets.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of August 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (unaudited)

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES —11.4%

	CONSUMER FINANCE — 3.8%
268,500	GMAC Capital Trust I, Inc. 7.943%, Series 2 (a)	$7,034,700

	MORTGAGE FINANCE — 4.7%
	Federal Home Loan Mortgage Corp.
302,300	5.100%, Series H (b)	5,894,850
260,924	6.550%, Series Y (b)	2,817,979

		8,712,829

	OIL & GAS STORAGE & TRANSPORTATION — 1.2%
90,000	Energy Transfer Operating LP 7.375%, Series C (a)	2,160,000

	OIL & NATURAL GAS EXPLORATION — 1.7%
	Chesapeake Energy Corp.
42,416	5.000%	1,526,976
3,633	5.750%	1,440,775
600	5.750% (c)	237,948
100	5.750% (c)	40,885

		3,246,584

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $18,947,452)		21,154,113

Principal		Value

	DOMESTIC CORPORATE BONDS — 7.3%

	CAPITAL MARKETS — 2.6%
$ 4,823,000	The Goldman Sachs Group, Inc. 6.065%, Series L (d)(e)	$4,830,235

	DIVERSIFIED BANKS — 4.5%
573,000	Bank of America Corp. 5.797%, Series V (d)(e)	576,037
5,290,000	Citigroup, Inc. 5.800%, Series N (d)(f)	5,316,450
2,450,000	Wells Fargo & Co. (3 mo. LIBOR + 3.770%) 6.180%, Series K (d)(e)	2,469,600

		8,362,087

	RETAIL DEPARTMENT STORES — 0.2%
17,595,500	Sears Holdings Corp. 8.000%, 12/15/2019 (g)	249,856

TOTAL DOMESTIC CORPORATE BONDS (COST $30,104,801)		13,442,178

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 75.0%

	APPAREL — 2.7%
$5,000,000	VF Corp. 2.171%, 09/03/2019 (h)(i)	$4,998,667

	AUTOMOTIVE RETAIL — 3.8%
7,000,000	AutoZone, Inc. 2.232%, 09/05/2019 (h)(i)	6,997,366

	BEVERAGES — 7.6%
	Anheuser-Busch Inbev NV
3,000,000	2.436%, 09/05/2019 (h)(i)	2,998,850
3,000,000	2.254%, 09/18/2019 (h)(i)	2,996,363
1,000,000	2.256%, 10/04/2019 (h)(i)	997,772
7,000,000	Constellation Brands, Inc. 2.342%, 09/09/2019 (h)(i)	6,995,092

		13,988,077

	CHEMICALS — 7.6%
7,000,000	Albemarle Corp. 2.255%, 09/19/2019 (h)(i)	6,989,978
7,000,000	Sherwin-Williams Co. 2.422%, 09/12/2019 (h)(i)	6,994,565

		13,984,543

	DIVERSIFIED HOLDING COMPANIES — 3.9%
	Berkshire Hathaway Energy Co.
4,150,000	2.253%, 09/06/2019 (h)(i)	4,148,200
3,000,000	2.104%, 09/30/2019 (h)(i)	2,994,200

		7,142,400

	DIVERSIFIED TELECOMMUNICATIONS — 3.8%
7,000,000	AT&T, Inc. 2.256%, 09/23/2019 (h)(i)	6,989,276

	ENERGY DISTRIBUTION — 3.8%
	Centrica plc
4,000,000	2.343%, 09/12/2019 (h)(i)	3,996,969
3,000,000	2.365%, 09/20/2019 (h)(i)	2,995,989

		6,992,958

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 75.0%

	ENERGY SERVICES — 3.8%
	Duke Energy Corp.
$2,000,000	2.314%, 09/05/2019 (h)(i)	$1,999,247
5,000,000	2.222%, 09/10/2019 (h)(i)	4,996,532

		6,995,779

	FOOD PRODUCTS — 3.8%
	Mondelez International, Inc.
3,000,000	2.222%, 09/13/2019 (h)(i)	2,997,346
4,000,000	2.258%, 10/21/2019 (h)(i)	3,986,567

		6,983,913

	HOME FURNISHINGS — 3.8%
7,000,000	Mohawk Industries, Inc. 2.244%, 09/27/2019 (h)(i)	6,987,445

	HOTEL, RESORTS & CRUISE LINES — 3.2%
6,000,000	Marriott International, Inc. 2.316%, 09/17/2019 (h)(i)	5,993,142

	HYPERMARKETS & SUPER CENTERS — 3.8%
7,000,000	Walmart, Inc. 2.072%, 09/09/2019 (h)(i)	6,995,917

	INSURANCE BROKERS — 4.0%
7,500,000	Marsh & McLennan Co., Inc. 2.251%, 09/06/2019 (h)(i)	7,496,704

	MANAGED HEALTH CARE — 2.1%
4,000,000	Humana, Inc. 2.455%, 09/09/2019 (h)(i)	3,997,133

	OIL & NATURAL GAS EXPLORATION — 3.8%
7,000,000	Canadian Natural Resources Ltd. 2.274%, 09/25/2019 (h)(i)	6,986,992

	PACKAGED FOODS — 8.1%
6,000,000	Campbell Soup Co. 2.304%, 09/19/2019 (h)(i)	5,992,367
2,000,000	General Mills, Inc. 2.223%, 09/17/2019 (h)(i)	1,997,714
7,000,000	Tyson Foods, Inc. 2.283%, 09/03/2019 (h)(i)	6,998,248

		14,988,329

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 75.0%

	RETAIL DRUG STORE — 1.1%
$2,000,000	Walgreens Boots Alliance, Inc. 2.301%, 10/09/2019 (h)(i)	$1,994,851

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.2%
6,000,000	Arrow Electronics, Inc. 2.301%, 09/03/2019 (h)(i)	5,998,323

	WIRELESS TELECOMMUNICATION SERVICES — 1.1%
2,000,000	Bell Canada 2.221%, 09/03/2019 (h)(i)	1,999,467

TOTAL COMMERCIAL PAPER (COST $138,532,721)		138,511,282

	U.S. GOVERNMENT OBLIGATIONS — 4.9%
	U.S. Treasury Bills
4,000,000	1.954%, 09/10/2019 (h)	3,998,437
2,000,000	2.414%, 10/10/2019 (h)	1,995,889
3,000,000	2.400%, 10/24/2019 (h)	2,991,738

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $8,982,408)		8,986,064

Shares		Value

	MONEY MARKET FUNDS — 1.4%
2,618,252	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.98% (j)	$2,618,252

TOTAL MONEY MARKET FUNDS (COST $2,618,252)		2,618,252

TOTAL INVESTMENTS — 100.0% (COST $199,185,634)		184,711,889
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%	18,755

NET ASSETS — 100.0%		$184,730,644

(a)	Variable rate security. Rates shown are the effective rates as of August 31, 2019.
(b)	Non-income producing security.
(c)	Restricted security as set forth in Rule 144A under the Securities Act of 1933. The value of these investments totals $278,833, which represents 0.15% of The Income Fund’s net assets.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Floating rate security. Rate shown is the effective rate as of August 31, 2019.
(f)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(g)	Security in default and no interest was accrued as of August 31, 2019.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The value of these investments totals $138,511,282, which represents 74.98% of The Income Fund’s net assets.
(j)	Annualized based on the 1-day yield as of August 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 9.6%

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.6%
348,267	The St. Joe Co. (a)(b)	$6,066,811

TOTAL DOMESTIC EQUITY SECURITIES (COST $6,615,792)		6,066,811

	FOREIGN EQUITY SECURITIES — 6.6%

	CANADA — 6.6%

	METALS & MINING — 6.6%
2,192,841	Imperial Metals Corp. (a)	4,183,428

TOTAL FOREIGN EQUITY SECURITIES (COST $25,958,539)		4,183,428

	DOMESTIC PREFERRED EQUITY SECURITIES — 19.4%

	MORTGAGE FINANCE — 16.8%
444,095	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(c)	5,346,904
432,465	Federal National Mortgage Association 7.750%, Series S (a)(c)	5,241,476

		10,588,380

	OIL & NATURAL GAS EXPLORATION — 2.6%
4,179	Chesapeake Energy Corp. 5.750%	1,657,308

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $6,182,016)		12,245,688

Principal		Value

	COMMERCIAL PAPER — 53.4%

	AUTOMOTIVE RETAIL — 4.7%
$3,000,000	AutoZone, Inc. 2.232%, 09/05/2019 (d)(e)	$2,998,871

	BEVERAGES — 1.6%
1,000,000	Anheuser-Busch Inbev NV 2.256%, 10/04/2019 (d)(e)	997,772

	CHEMICALS — 7.9%
	Albemarle Corp.
2,000,000	2.304%, 09/04/2019 (d)(e)	1,999,283
1,000,000	2.325%, 09/11/2019 (d)(e)	999,140
2,000,000	Sherwin-Williams Co. 2.363%, 09/10/2019 (d)(e)	1,998,686

		4,997,109

	DIVERSIFIED HOLDING COMPANIES — 3.9%
2,500,000	Berkshire Hathaway Energy Co. 2.104%, 09/30/2019 (d)(e)	2,495,167

	DIVERSIFIED TELECOMMUNICATIONS — 1.6%
1,000,000	AT&T, Inc. 2.256%, 09/23/2019 (d)(e)	998,468

	ENERGY DISTRIBUTION — 4.7%
3,000,000	Centrica plc 2.365%, 09/20/2019 (d)(e)	2,995,989

	ENERGY SERVICES — 3.6%
2,300,000	Duke Energy Corp. 2.314%, 09/05/2019 (d)(e)	2,299,134

	FOOD PRODUCTS — 3.2%
2,000,000	Mondelez International, Inc. 2.272%, 09/04/2019 (d)(e)	1,999,381

	HOTEL, RESORTS & CRUISE LINES — 4.7%
	Marriott International, Inc.
1,000,000	2.305%, 09/10/2019 (d)(e)	999,306
2,000,000	2.316%, 09/17/2019 (d)(e)	1,997,714

		2,997,020

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2019 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 53.4%

	INSURANCE BROKERS — 4.0%
$2,500,000	Marsh & McLennan Co., Inc. 2.251%, 09/06/2019 (d)(e)	$2,498,901

	MANAGED HEALTH CARE — 1.6%
1,000,000	Humana, Inc. 2.455%, 09/09/2019 (d)(e)	999,283

	PACKAGED FOODS — 4.7%
3,000,000	Tyson Foods, Inc. 2.283%, 09/03/2019 (d)(e)	2,999,249

	RETAIL DRUG STORE — 3.2%
	Walgreens Boots Alliance, Inc.
1,000,000	2.489%, 09/09/2019 (d)(e)	999,370
1,000,000	2.285%, 09/30/2019 (d)(e)	998,010

		1,997,380

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.0%
2,500,000	Arrow Electronics, Inc. 2.301%, 09/03/2019 (d)(e)	2,499,301

TOTAL COMMERCIAL PAPER (COST $33,777,646)		33,773,025

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 4.8%
$3,000,000	U.S. Treasury Bills 1.954%, 09/10/2019 (e)	$2,998,828

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $2,998,537)		2,998,828

Shares

	MONEY MARKET FUNDS — 6.3%
4,009,891	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.98% (f)	4,009,891

TOTAL MONEY MARKET FUNDS (COST $4,009,891)		4,009,891

TOTAL INVESTMENTS — 100.1% (COST $79,542,421)		63,277,671
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(41,623)

NET ASSETS — 100.0%		$63,236,048

(a)	Non-income producing security.
(b)	Restricted/controlled security. The value of this security totals $6,066,811, which represents 9.59% of The Allocation Fund’s net assets. Information related to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2019 Carrying Value Per Unit
348,267	The St. Joe Co.	08/09/2017-09/05/2017	$6,615,792	$17.42

(c)	Variable rate security. Rates shown are the effective rates as of August 31, 2019.
(d)	Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The value of these investments totals $33,773,025, which represents 53.41% of The Allocation Fund’s net assets.
(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of August 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2019 (unaudited)

Note 1. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and Liquidity Risk Management Committee. As of August 31, 2019, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2019, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: The Manager was deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2019 (unaudited)

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2019 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of August 31, 2019, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 8/31/19
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$401,104,668	$—	$—	$401,104,668
Foreign Equity Securities*	13,098,279	—	—	13,098,279
Domestic Preferred Equity Securities*	214,281,370	—	—	214,281,370
Domestic Corporate Bonds*	—	1,377,712	—	1,377,712
Commercial Paper*	—	408,481,350	—	408,481,350
U.S. Government Obligations	—	49,862,300	—	49,862,300
Money Market Funds	10,407,769	—	—	10,407,769

TOTAL INVESTMENTS	$638,892,086	$459,721,362	$—	$1,098,613,448

* Industry classifications for these categories are detailed in the Schedule of Investments.

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Preferred Equity Securities
Oil & Natural Gas Exploration	$1,526,976	$1,719,608	$—	$3,246,584
Other Industries*	17,907,529	—	—	17,907,529
Domestic Corporate Bonds*	—	13,442,178	—	13,442,178
Commercial Paper*	—	138,511,282	—	138,511,282
U.S. Government Obligations	—	8,986,064	—	8,986,064
Money Market Funds	2,618,252	—	—	2,618,252

TOTAL INVESTMENTS	$22,052,757	$162,659,132	$—	$184,711,889

* Industry classifications for these categories are detailed in the Schedule of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2019 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 8/31/19
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$6,066,811	$—	$6,066,811
Foreign Equity Securities*	4,183,428	—	—	4,183,428
Domestic Preferred Equity Securities
Mortgage Finance	10,588,380	—	—	10,588,380
Oil & Natural Gas Exploration	—	1,657,308	—	1,657,308
Commercial Paper*	—	33,773,025	—	33,773,025
U.S. Government Obligations	—	2,998,828	—	2,998,828
Money Market Funds	4,009,891	—	—	4,009,891

TOTAL INVESTMENTS	$18,781,699	$44,495,972	$—	$63,277,671

*	Industry classifications for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at August 31, 2019, or November 30, 2018.

Note 2. Transactions in Shares of Affiliates

Portfolio companies in which the Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fairholme Fund. The aggregate fair value of all securities of affiliates held in the Fairholme Fund as of August 31, 2019, amounted to $412,398,551, representing 37.57% of the Fairholme Fund’s net assets.

Transactions in The Fairholme Fund during the period ended August 31, 2019, in which the issuer was an affiliate are as follows:

	November 30, 2018	Gross Additions	Gross Deductions	August 31, 2019
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Change in Unrealized Appreciation
Imperial Metals Corp.	7,027,352	—	161,585	6,865,767	$13,098,279	$(708,075)	$7,685,859
The St. Joe Co.	22,730,687	—	522,663	22,208,024	399,300,272	1,021,231	66,449,658
Imperial Metals Corp. 7.000%, 09/15/2019(a)	$143,223,000	$—	$143,223,000	$—	—	—	—

Total					$412,398,551	$313,156	$74,135,517

(a)	Security is no longer held in the portfolio at August 31, 2019.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.